Pretax Net Actuarial Loss and Prior Service (Costs) Recognized in Accumulated Other Comprehensive Income (Loss) not Affecting Retained Earnings,Pension (Detail) - USD ($) $ in Thousands	May 31, 2017	May 31, 2016
Pension Benefits, U.S. Plans
Schedule of Net Periodic Benefit Costs and Assumptions for Defined Benefit Postretirement Plans [Line Items]
Net actuarial loss	$ (205,942)	$ (271,456)
Prior service (costs) credits	(252)	(469)
Total recognized in accumulated other comprehensive income not affecting retained earnings	(206,194)	(271,925)
Pension Benefits, Non-U.S. Plans
Schedule of Net Periodic Benefit Costs and Assumptions for Defined Benefit Postretirement Plans [Line Items]
Net actuarial loss	(41,000)	(43,272)
Prior service (costs) credits	185	9
Total recognized in accumulated other comprehensive income not affecting retained earnings	$ (40,815)	$ (43,263)